Investors In Millburn Multi-Markets Trading L.P. (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	90.59%	89.14%
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	30.30%	33.60%
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	60.29%	55.54%